Shareholders' Equity (Deficit) (Details) - Schedule of confer upon their holders the right to receive notice to participate and vote in general meetings - shares shares in Thousands		Jun. 30, 2021	Dec. 31, 2020
Common Stock [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of confer upon their holders the right to receive notice to participate and vote in general meetings [Line Items]
Authorized, ordinary shares		2,000,000,000	2,000,000,000	[1]
Issued and outstanding, warrants		13,464,746	9,103,924	[1]
Warrant [Member]
Shareholders' Equity (Deficit) (Details) - Schedule of confer upon their holders the right to receive notice to participate and vote in general meetings [Line Items]
Authorized, ordinary shares	[2]	3,450,000
Issued and outstanding, warrants	[2]	3,450,000

[1]	After giving effect to the reverse stock split of 18:1 on October 29, 2020 and reverse stock split of 5:1 on March 25, 2021 (see below).
[2]	the Warrants will be exercisable at a price equal to $6.25 per share and for a period of five years, starting from June 2021.